Short-term debt (Details) R in Millions, $ in Billions	12 Months Ended
	Jun. 30, 2021 ZAR (R)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 ZAR (R)	Jun. 30, 2019 ZAR (R)	Jun. 30, 2020 USD ($)	Nov. 30, 2019 ZAR (R)	Nov. 30, 2019 USD ($)
Disclosure of detailed information about borrowings
Short-term debt	R 60		R 21,888
Short-term portion of long-term debt	5,506		19,686
Current lease liabilities	1,771		1,894
Total short-term debt	7,337		43,468	R 3,783
Repayments of current borrowings	19,717		977	R 1,730
Translation gains	1,958
Transfer to disposal group held for sale	197
Syndicated loan and commercial banking facilities
Disclosure of detailed information about borrowings
Repayments of current borrowings	R 19,717	$ 1
Syndicated loan facility
Disclosure of detailed information about borrowings
Notional amount						R 17,000	$ 1
Revolving credit facility, repayable November 2024
Disclosure of detailed information about borrowings
Short-term portion of long-term debt			R 17,000		$ 1